Description of Business and General Information (Details Textual) (USD $)	2 Months Ended
Sep. 30, 2012 Agreement
Description of Business and General Information (Textual)
Description of Deadweight Ton	A unit of a vessel's capacity for cargo, fuel oil, stores and crew, measured in metric tons of 1,000 kilograms.
Maximum period of bareboat agreement with Nam Cheong International Ltd.	Twelve months
Number of memorandums of agreements entered	3
Number of additional memorandums of agreements entered	3
Price of acquisition of OSRVs	$ 16,600,000
Number of charter party	6
PSVs [Member]
Description of Business and General Information (Textual)
Number of acquired vessels	2
Number of charter party	2
Time charter for a fixed period	4 years
Time charter for a optional period	4 years
Charter rate for fixed period	20,950
Charter rate for optional period	21,950
OSRVs [Member]
Description of Business and General Information (Textual)
Number of acquired vessels	1
Number of additional vessel acquired	3
Number of charter party	4
Time charter for a fixed period	4 years
Time charter for a optional period	4 years
Charter rate for fixed period	26,200
Charter rate for optional period	26,200
Description of condition for termination of Charter Party	Charterer has the option of early termination after the passage of 365 days by first providing a forty five days' notice.
Mobilization fee	$ 1,965,000